ACQUISITION AND DISPOSITIONS - ACQUISITIONS, SPECTRA (Details) - Spectra Energy Corp - Forecast	3 Months Ended
Mar. 31, 2017 shares
ACQUISITIONS
Combined entity shares to be paid for each share of acquiree stock (in shares)	0.984
Enbridge shareholders' expected ownership percentage in combined entity	57.00%
Spectra Energy shareholders' expected ownership percentage in combined entity	43.00%